RELATED PARTY TRANSACTIONS BALANCES (Tables)	3 Months Ended
Mar. 31, 2026
Notes and other explanatory information [abstract]
SCHEDULE OF RELATED PARTY TRANSACTIONS

	March 31, 2026	March 31, 2025
salary (cost of sales)	13,416	51,381
consulting (research and development)	30,859	32,148
consulting (professional fees)	57,604	42,933
share based payments	-	615,782
salary (general and administrative expenses)	370,386	398,591
	$472,265	$1,140,835